Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

June 26, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following eight new series, Defiance Leveraged Long + Income CRCL ETF, Defiance Leveraged Long + Income CRWV ETF, Defiance Leveraged Long + Income GLXY ETF, Defiance Leveraged Long + Income Magnificent Seven ETF, Defiance Leveraged Long + Income Nasdaq 100 ETF, Defiance Leveraged Long + Income S&P 500 ETF, Defiance Leveraged Long + Income Ethereum ETF and Defiance Leveraged Long + Income Bitcoin ETF, is Post-Effective Amendment No. 370 and Amendment No. 373 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Nicolas Kroeker at (262) 246-2782 or nkroeker@tidalfg.com.

Sincerely,

/s/ Nicolas Kroeker

Nicolas Kroeker

VP Legal

Tidal Investments LLC